Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2020
Variable interest entities
Schedule of assets and liabilities related to the consolidated VIEs	The following table presents Alstead Re's assets and liabilities, as classified in the Consolidated Balance Sheets as of December 31, 2020 and 2019:

(Millions)	2020	2019
Assets:
Fixed maturity investments	$4.0	$3.9
Short-term investments	0.5	0.5
Cash	0.1	0.1
Total investments	4.6	4.5
Insurance and reinsurance premiums receivable	(0.1)	(0.3)
Funds held by ceding companies	0.5	3.4
Deferred acquisition costs	0.1	0.3
Total assets	$5.1	$7.9
Liabilities
Loss and loss adjustment expense reserves	$0.2	$0.5
Unearned insurance and reinsurance premiums	0.3	0.6
Other liabilities	0.1	0.1
Total liabilities	$0.6	$1.2

Schedule of total assets of unconsolidated VIEs
The following table presents total assets of unconsolidated VIEs in which Sirius Group holds a variable interest, as well as the maximum exposure to loss associated with these VIEs:

		Maximum Exposure to Loss
(Millions)	Total VIE Assets	On-Balance Sheet	Off-Balance Sheet	Total
December 31, 2020
Other long-term investments(1)	$250.3	$188.6	$6.7	$195.3
Total at December 31, 2020	$250.3	$188.6	$6.7	$195.3
December 31, 2019
Other long-term investments(1)	$257.8	$102.6	$16.3	$118.9
Total at December 31, 2019	$257.8	$102.6	$16.3	$118.9
(1)Comprised primarily of hedge funds and private equity funds.